Financial Assets at Amortized Cost - Schedule of Income from Financial Assets at Amortized Cost (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)
Financial Instruments At Amortised Cost Category[abstract]
Time deposits	$ 168,970	$ 169,168
Time deposits		30,715
Restricted bank deposits	68,450	68,388
Non-current financial assets at amortized cost	68,450	99,103	$ 2,289
Interest income	$ 4,467	$ 920